Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	2,122	85,222	105,351	16,145
Smart city management solutions	30,455	4,441	8,282	1,269
Aerial media solutions	—	469	62,241	9,539
Others	1,648	711	186	29

Subtotal-Products	34,225	90,843	176,060	26,982

Revenues - Services
Aerial media solutions	31,275	30,277	3,415	523
Air mobility solutions	987	694	618	95

Subtotal-Services	32,262	30,971	4,033	618

Total Revenues	66,487	121,814	180,093	27,600